Acquisitions - Narrative (Details) - USD ($)				3 Months Ended									6 Months Ended		12 Months Ended
	Mar. 01, 2019	Aug. 08, 2018	Nov. 01, 2017	Jun. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Aug. 07, 2018
Business Acquisition [Line Items]
Total revenue				$ 63,466,000	$ 50,976,000	$ 41,565,000	$ 54,811,000	$ 48,168,000					$ 126,786,000	$ 102,979,000	$ 195,520,000	$ 81,573,000	$ 67,607,000
Non-recurring transaction costs				6,000									376,000		10,300,000	1,000,000
Cash consideration													4,267,000	0
NET INCOME (LOSS)				(329,000)	$ 2,717,000	$ 2,006,000	$ 8,932,000	$ (5,835,000)	$ (7,982,000)	$ (2,258,000)	$ (7,231,000)	$ (2,723,000)	239,000	$ 3,097,000	$ 7,820,000	$ (20,194,000)	(12,403,000)
Series B Convertible Preferred Stock
Business Acquisition [Line Items]
Preferred stock, shares issued (in shares)		8,120,000			8,120,000		8,120,000		0					8,120,000	8,120,000	0		8,120,000
Premier
Business Acquisition [Line Items]
Equity interest issued, value assigned		$ 203,000,000
Purchase price		200,117,000
Fair value of Ashford Inc. common stock issued		203,000,000
Premier | Series B Convertible Preferred Stock
Business Acquisition [Line Items]
Equity interest issued, value assigned		$ 203,000,000
Equity interest issued (in shares)		1,450,000
Share price (in dollars per share)		$ 140
JSAV
Business Acquisition [Line Items]
Equity interest issued, value assigned			$ 4,300,000
Voting interests acquired	88.00%		85.00%
Term loan			$ 10,000,000
Equity interest issued (in shares)			70,318
Share price (in dollars per share)			$ 60.44
Fair value of contingent consideration			$ 1,196,000
Goodwill expected tax deductible			9,900,000
Purchase price			25,435,000
Cash consideration			$ 9,176,000
BAV
Business Acquisition [Line Items]
Term loan	$ 5,000,000
Fair value of contingent consideration	1,384,000
Purchase price	9,899,000
Fair value of Ashford Inc. common stock issued	3,748,000
JSAV | BAV
Business Acquisition [Line Items]
Total revenue				3,900,000									5,700,000
Equity interest issued, value assigned	$ 3,500,000
Equity interest issued (in shares)	61,387
Share price (in dollars per share)	$ 57.01
Goodwill expected tax deductible	$ 5,400,000
Cash consideration	5,000,000
Fair value of Ashford Inc. common stock issued	4,000,000
Estimated fair value	3,800,000
Interest issued and issuable, 18 months	500,000
Contingent consideration possible	$ 1,400,000
NET INCOME (LOSS)				619,000									947,000
Project management
Business Acquisition [Line Items]
Total revenue				7,700,000			$ 0						15,490,000	$ 0	$ 10,634,000	$ 0	0
Premier | Project management
Business Acquisition [Line Items]
Total revenue				7,700,000			0						15,490,000	0	10,634,000	0	0
Operating Segments | Premier
Business Acquisition [Line Items]
Total revenue							0							0	10,634,000	0	0
NET INCOME (LOSS)				302,000			0						878,000	0	777,000	0	0
Operating Segments | Premier | Project management
Business Acquisition [Line Items]
Total revenue				$ 7,700,000			$ 0						$ 15,490,000	$ 0	$ 10,634,000	$ 0	$ 0
Minimum | JSAV | BAV
Business Acquisition [Line Items]
Stock consideration collar threshold percentage	90.00%
Stock consideration collar threshold	$ 3,200,000
Maximum | JSAV | BAV
Business Acquisition [Line Items]
Stock consideration collar threshold percentage	110.00%
Stock consideration collar threshold	$ 3,900,000